Taxes Payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Taxes Payable
Sales Tax payable	¥ 541,175		¥ 256,350
Withholding individual income taxes for employees	190,340		183,681
Enterprise income taxes	2,377,655		1,775,908
Others	47,343		44,707
Total taxes payable	¥ 3,156,513	$ 453,405	¥ 2,260,646